FINANCIAL RISK MANAGEMENT - INTEREST RISK (Details) - Interest risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025
FINANCIAL RISK MANAGEMENT
Debt portfolio at fixed rate	10.00%
Percentage of weakening of the euro		1.00%
Increase in statement of income and loss, due to reasonably possible increase in interest rates	$ 51.7